[BOUNDING BOX]
                                       AIG
                                MONEY MARKET FUND


                               SEMI-ANNUAL REPORT
                                 April 30, 1999


                                 [LOGO OMITTED]


                                   Advised by

                          AIG CAPITAL MANAGEMENT CORP.
[END OF BOUNDING BOX]

THE AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS, APRIL 30, 1999


Dear Shareholder:

We are pleased to provide you with the Semi-Annual Report on the AIG Money Market Fund (the "Fund") for the period ending April 30, 1999.

During the continued volatility of the global financial markets in the past six months ended April 30, 1999, the Fund provided competitive money market returns while seeking to preserve principal value and maintain a high degree of liquidity.

The U.S. economy exhibited robust growth and immunity to the financial crisis overseas while inflation remained tame and the unemployment rate dropped by the end of the reporting period to the lowest level in three decades. The Federal Reserve's ease of monetary policy in the fall of 1998 has been replaced recently with bias to tighten interest rates in view of the continued growth in the economy.

As always, we will continue to monitor prevailing market conditions in order to manage the Fund with a view to providing competitive returns commensurate with the Fund's objectives of preservation of capital and liquidity.

The following pages contain information on the Fund's performance during the reporting period and its portfolio holdings at the end of the reporting period.

We appreciate your participation in the Fund.

Sincerely,
/s/signature omitted

Helen Stefanis
President
AIG Capital Management Corp.

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------
COMMERCIAL PAPER* (74.1%)
--------------------------------------------------------
   BANKS (12.5%)
--------------------------------------------------------
          Abbey National North America
 $15,000    4.878,  05/24/99                    $ 14,954
          Bil North America
  15,000    4.869,  07/20/99                      14,840
          Dresdner U.S. Finance
  10,000    4.930,  08/09/99                       9,866
          KFW International Finance
  15,000    4.912,  05/03/99                      14,996
          UBS Finance (De)
  10,000    4.849,  06/23/99                       9,930
   5,000    4.908,  08/09/99                       4,933
--------------------------------------------------------
                                                  69,519
--------------------------------------------------------
   CHEMICALS (2.1%)
--------------------------------------------------------
          Lubrizol Corporation
  12,000    4.850,  06/16/99                      11,926
--------------------------------------------------------
                                                  11,926
--------------------------------------------------------
   COMPUTERS & SERVICES (3.6%)
--------------------------------------------------------
          International Business Machine
  20,000    4.785,  05/06/99                      19,987
--------------------------------------------------------
                                                  19,987
--------------------------------------------------------
    ELECTRIC (8.6%)
--------------------------------------------------------
          Duke Energy
  23,000    5.002,  05/03/99                      22,994
          General Electric
  25,000    4.867,  05/10/99                      24,970
--------------------------------------------------------
                                                  47,964
--------------------------------------------------------

--------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------
    FINANCIAL SERVICES (17.0%)
--------------------------------------------------------
          Associates of North America
 $15,000    4.862,  05/12/99                    $ 14,978
          General Electric Capital Services
  15,000    4.872,  08/25/99                      14,768
          Goldman Sachs Group
  25,000    4.902,  05/03/99                      24,993
          Liberty Mutual Capital (A)
  10,300    4.822,  05/17/99                      10,278
          USAA Capital
  10,000    4.862,  05/13/99                       9,984
   5,000    4.878,  06/10/99                       4,973
          Vattenfall Treasury
  15,000    4.934,  08/18/99                      14,780
--------------------------------------------------------
                                                  94,754
--------------------------------------------------------
    FOOD & BEVERAGE (8.8%)
--------------------------------------------------------
          Campbell Soup
  19,494    4.866,  06/11/99                      19,387
          Coca-Cola
  20,000    4.805,  05/21/99                      19,947
          Sara Lee
  10,000    4.790,  05/14/99                       9,983
--------------------------------------------------------
                                                  49,317
--------------------------------------------------------
    GAS/NATURAL GAS (4.5%)
--------------------------------------------------------
          Consolidated Natural Gas
  25,000    4.812,  05/04/99                      24,990
--------------------------------------------------------
                                                  24,990
--------------------------------------------------------
    HOUSEHOLD PRODUCTS (7.8%)
--------------------------------------------------------
          Clorox
   8,387    4.839,  05/05/99                       8,382
          Gillette (A)
  10,000    5.052,  05/03/99                       9,997
          Procter & Gamble
  25,000    4.843,  05/05/99                      24,987
--------------------------------------------------------
                                                  43,366
--------------------------------------------------------

     The accompanying notes are an integral part of the financial statements

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND

--------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------
    MEASURING DEVICES (4.7%)
--------------------------------------------------------
          Snap-On (A)
 $11,000    4.778,  05/04/99                    $ 10,996
  15,000    4.809,  05/11/99                      14,980
--------------------------------------------------------
                                                  25,976
--------------------------------------------------------
    PHOTOGRAPHIC EQUIPMENT & SUPPLIES (4.5%)
--------------------------------------------------------
          Xerox
  25,000    4.902,  05/03/99                      24,993
--------------------------------------------------------
                                                  24,993
--------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $412,792)                      412,792
--------------------------------------------------------
    CERTIFICATES OF DEPOSIT (22.4%)
--------------------------------------------------------
          Bank Austria
  25,000    4.860,  06/08/99                      25,000
          Bank of Nova Scotia
  10,000    5.590,  08/24/99                      10,018
          Barclays Bank PLC
  30,000    4.840,  05/07/99                      30,000
          Bayerische Hypo- Und Vereinsbank AG
  10,000    5.075,  02/10/00                       9,998
  10,000    5.270,  03/03/00                       9,994
          Toronto-Dominion Bank
   5,000    5.640,  07/08/99                       5,006
  10,000   5.310,  03/06/00                        9,997
          Westdeutsche Landesbank Girozentrale
  25,000    4.900,  07/27/99                      25,000
--------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $125,013)                      125,013
--------------------------------------------------------


--------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------
    TIME DEPOSIT (3.9%)
--------------------------------------------------------
          Suntrust Bank, Euro
 $21,680    4.938,  05/03/99                    $ 21,680
--------------------------------------------------------
          TOTAL TIME DEPOSIT
            (Cost $21,680)                        21,680
--------------------------------------------------------
          TOTAL INVESTMENTS (100.4%)
            (Cost $559,485)                      559,485
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-0.4%)         (2,065)
NET ASSETS:
--------------------------------------------------------
          Portfolio Shares of Class A (unlimited
            authorization -- no par value)
            based on 382,722,230 outstanding
            shares of beneficial interest       $382,722
          Portfolio Shares of Class B (unlimited
             authorization -- no par value) based
            on 174,692,061 outstanding shares
            of beneficial interest               174,692
          Undistributed Net Investment Income          6
--------------------------------------------------------
          TOTAL NET ASSETS (100.0%)             $557,420
--------------------------------------------------------
          Net Asset Value, Offering and Redemption
            Price Per Share -- Class A             $1.00
          Net Asset Value, Offering and Redemption
            Price Per Share -- Class B             $1.00
--------------------------------------------------------
(A) SECURITY SOLD WITHIN TERMS OF A PRIVATE PLACEMENT
    MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION
    4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS
    AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT
    PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE
    SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER
    GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
  * DISCLOSURE PRESENTS ANNUALIZED YIELD AT DATE OF
    PURCHASE FOR DISCOUNT SECURITIES, AND COUPON FOR
    COUPON-BEARING SECURITIES.
PLC -- PUBLIC LIMITED CORPORATION



     The accompanying notes are an integral part of the financial statements

STATEMENT OF OPERATIONS                                    AIG MONEY MARKET FUND
For the six-month period ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND                                                    (000)
--------------------------------------------------------------------------------
Investment Income:
   Interest                                                             $16,490
                                                                        -------
     Total Investment Income                                             16,490
                                                                        -------

Expenses:
   Investment Advisory Fees                                                 818
   Waiver of Investment Advisory Fees                                      (327)
   Distribution Fees (1)                                                    303
   Administrative Fees                                                      216
   Custodian Fees                                                            29
   Professional Fees                                                         13
   Transfer Agent Fees                                                       25
   Printing Fees                                                             14
   Registration and Filing Fees                                              32
   Insurance and Other Fees                                                  20
   Organizational Fees                                                        5
   Trustee Fees                                                               4
                                                                        -------
       Total Expenses, Net                                                1,152
                                                                        -------
     Net Investment Income                                               15,338
                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $15,338
                                                                        =======

(1) Distribution fees are incurred by Class B shares only.



     The accompanying notes are an integral part of the financial statements

STATEMENT OF CHANGES IN NET ASSETS                        AIG MONEY MARKET FUND
For the six-month period ended April 30, 1999 (Unaudited) and the year ended October 31, 1998.

----------------------------------------------------------------------------------------------
                                                             11/1/98 TO             11/1/97 TO
                                                               4/30/99               10/31/98
AIG MONEY MARKET FUND                                            (000)                  (000)
----------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                    $    15,338            $    30,339
   Net Realized Gain on Securities                                   --                     --
                                                            -----------            -----------
     Increase in Net Assets Resulting from Operations            15,338                 30,339
                                                            -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                    (11,488)               (23,453)
     Class B                                                     (3,847)                (6,886)
                                                            -----------            -----------
   Total Distributions                                          (15,335)               (30,339)
                                                            -----------            -----------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Shares Issued                                           14,108,138             26,714,818
     Shares Issued in Lieu of Cash Distributions                 10,650                 23,085
     Shares Redeemed                                        (13,987,153)           (26,815,939)
                                                            -----------            -----------
       Net Class A Share Transactions                           131,635                (78,036)
                                                            -----------            -----------
   Class B
     Shares Issued                                              293,512                451,047
     Shares Issued in Lieu of Cash Distributions                  3,703                  6,793
     Shares Redeemed                                           (277,601)              (411,515)
                                                            -----------            -----------
       Net Class B Share Transactions                            19,614                 46,325
                                                            -----------            -----------
Increase (Decrease) in Net Assets from Share Transactions       151,249                (31,711)
                                                            -----------            -----------
Total Increase (Decrease) in Net Assets                         151,252                (31,711)
NET ASSETS:
   Beginning of Period                                          406,168                437,879
                                                            -----------            -----------
   End of Period                                            $   557,420            $   406,168
                                                            ===========            ===========

Amounts designated as "--" are either $0 or have been rounded to $0.


     The accompanying notes are an integral part of the financial statements

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
For the six-month period ended April 30, 1999 (Unaudited) and the periods ended October 31.
--------------------------------------------------------------------------------
For a share outstanding throughout each period

                                                                                                                        RATIO
                                                                                                                       OF NET
                                                                                              RATIO      RATIO OF     INVESTMENT
                  NET                                 NET               NET                 OF NET OF    EXPENSES       INCOME
                 ASSET               DISTRIBUTIONS   ASSET            ASSETS       RATIO    INVESTMENT  TO AVERAGE    TO AVERAGE
                 VALUE       NET        FROM NET     VALUE              END     OF EXPENSES   INCOME     NET ASSETS   NET ASSETS
               BEGINNING  INVESTMENT  INVESTMENT      END     TOTAL  OF PERIOD   TO AVERAGE TO AVERAGE  (EXCLUDING    (EXCLUDING
               OF PERIOD   INCOME       INCOME     OF PERIOD RETURN    (000)     NET ASSETS NET ASSETS   WAIVERS)      WAIVERS)
               ---------  ---------- ------------- --------- ------  ---------  ----------- ----------  ----------   -----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     1999**      $1.00       0.03        (0.03)      $1.00    5.18%   $382,725      0.26%      4.78%       0.36%        4.68%
     1998        $1.00       0.05        (0.05)      $1.00    5.49%   $251,090      0.26%      5.37%       0.36%        5.27%
     1997        $1.00       0.05        (0.05)      $1.00    5.41%   $329,125      0.27%      5.30%       0.39%        5.18%
     1996        $1.00       0.05        (0.05)      $1.00    5.26%   $253,865      0.39%      5.15%       0.41%        5.13%
     1995(1)     $1.00       0.05        (0.05)      $1.00    5.75%*  $313,657      0.40%*     5.60%*      0.47%*       5.53%*
   CLASS B
     1999**      $1.00       0.03        (0.03)      $1.00    4.81%   $174,695      0.61%      4.44%       0.71%        4.34%
     1998        $1.00       0.05        (0.05)      $1.00    5.12%   $155,078      0.62%      5.00%       0.72%        4.90%
     1997        $1.00       0.05        (0.05)      $1.00    5.04%   $108,754      0.63%      4.93%       0.74%        4.82%
     1996        $1.00       0.05        (0.05)      $1.00    4.89%   $135,384      0.74%      4.79%       0.77%        4.76%
     1995(1)     $1.00       0.04        (0.04)      $1.00    5.43%*  $120,482      0.75%*     5.18%*      0.85%*       5.08%*



  * Annualized
 ** For the period ended April 30, 1999. All ratios including total return have been annualized.
(1) The AIG Money Market Fund Class A and Class B shares commenced operations on December 1, 1994 and February 16, 1995, respectively.

     The accompanying notes are an integral part of the financial statements

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of one such portfolio, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholders' interest is limited to the portfolio in which shares are held. The Funds' prospectuses provide a description of the Funds' investment objectives, policies and strategies.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

          SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

          FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

          SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

          NET ASSET VALUE PER SHARE -- The net asset value per share of each class of the Fund is calculated on each business day by dividing the total value of assets attributable to such class, less liabilities, by the number of shares of such class outstanding.

          REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. if the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

          EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

          DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

          Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

          USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:

     Organizational costs have been capitalized by the Trust and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Organizational costs include legal fees of approximately $21,000 for organizational work performed by a law firm of which a trustee of the Trust is a partner and two officers of the Trust are partners.

     Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.   ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of .10% of the Fund's average daily net assets up to $50 million; .08% of the average daily net assets from $50 million up to and including $250 million; .06% of the average daily net assets from $250 million up to and including $450 million; and .05% of the average daily net assets in excess of $450 million. There is a minimum annual fee of $75,000 per portfolio plus $15,000 for each additional class.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

Notes to Financial Statements (concluded)                AIG Money Market Fund
April 30, 1999 (Unaudited)
------------------------------------------------------------------------------

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of .35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Fund and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to .25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive
 .10% of its fee, and to waive additional fees and/or reimburse certain expenses of the Portfolio in order to limit operating expenses to not more than .40% of the average daily net assets of Class A and not more than .75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 1999 is as follows:

                                         S & P                  Moody's
                                     ---------------          -------------
                                     A1 +      84.2%          P1        100%
                                     A1        15.8%          NR          0%
                                              ------                    ----
                                              100.0%                    100%

                                      NOTES

                                  [BLANK PAGE]

[BOUNDING BOX]
    INVESTMENT ADVISOR:
    AIG CAPITAL MANAGEMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270
[END OF BOUNDING BOX]

For information call: 1-800-845-3885


This information must be preceded or accompanied by a current prospectus.

AIG-F-006-05